Stockholders’ Deficit (Details) - Schedule of stock-based compensation expense - VIECO USA, Inc. [Member] - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	$ 8,308	$ 2,250	$ 3,154	$ 3,528
Research and Development [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	478	1,164	1,413	1,674
Selling, General and Administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	$ 7,531	$ 1,086	$ 1,741	$ 1,854